Subsequent Events (Narrative) (Details) - Global Share Incentive Plan (2013) [Member] - Subsequent Event [Member]	1 Months Ended
Mar. 31, 2024 shares
Options [Member]
Subsequent Event [Line Items]
Options and RSU approved for grant during period not yet issued	410,714
RSUs [Member]
Subsequent Event [Line Items]
Options and RSU approved for grant during period not yet issued	2,969